Document and Entity Information	Dec. 28, 2020
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	Six Flags Entertainment Corporation
Entity File Number	1-13703
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3995059
Entity Address, Address Line One	1000 Ballpark Way
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000701374
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Current Fiscal Year End Date	--12-31